BANCREEK INTERNATIONAL LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Common Stocks — 99.9%	Shares	Fair Value
Australia — 3.9%
Industrials — 3.9%
Codan Ltd.	108,277	$3,644,721
Total Australia		3,644,721

Belgium — 4.0%
Health Care — 4.0%
UCB S.A.	14,794	3,699,875
Total Belgium		3,699,875

Canada — 5.8%
Consumer Staples — 5.8%
Dollarama, Inc.	20,787	2,625,103
Loblaw Companies Ltd.	63,858	2,793,298
		5,418,401
Total Canada		5,418,401

France — 3.0%
Consumer Staples — 3.0%
Danone S.A.	36,532	2,727,763
Total France		2,727,763

Germany — 10.1%
Industrials — 5.9%
HOCHTIEF A.G.	5,699	2,769,796
Rheinmetall A.G.	2,093	2,700,614
		5,470,410
Materials — 4.2%
Heidelberg Materials A.G.	20,300	3,884,891
Total Germany		9,355,301

Israel — 7.1%
Financials — 3.3%
Menora Mivtachim Holdings Ltd.	17,900	3,082,305

Technology — 3.8%
Next Vision Stabilized Systems	51,012	3,565,012
Total Israel		6,647,317

Italy — 6.1%
Financials — 3.1%
Unipol Gruppo SpA	87,853	2,879,857

Utilities — 3.0%
Italgas SpA	275,052	2,807,136
Total Italy		5,686,993

Japan — 16.5%
Consumer Discretionary — 3.7%
Asics Corporation	121,800	3,432,168

Industrials — 5.9%
Kandenko Company Ltd.	83,100	2,857,335
Mitsubishi Heavy Industries Ltd	110,800	2,698,276
		5,555,611

Common Stocks — 99.9% (continued)	Shares	Fair Value
Japan — 16.5% (continued)
Technology — 6.9%
Advantest Corporation	16,900	$3,565,303
Fujikura Ltd.	84,100	2,898,565
		6,463,868
Total Japan		15,451,647

Netherlands — 3.1%
Communications — 3.1%
Koninklijke KPN N.V.	596,670	2,863,861
Total Netherlands		2,863,861

Poland — 3.9%
Industrials — 3.9%
Benefit Systems S.A.	2,497	3,633,595
Total Poland		3,633,595

South Korea — 14.6%
Consumer Staples — 4.5%
Samyang Foods Company Ltd.	3,761	4,207,286

Financials — 2.8%
SK Square Company Ltd.	3,491	2,645,161

Industrials — 3.2%
HD Hyundai Electric Company Ltd.	5,271	3,007,928

Technology — 4.1%
SK Hynix, Inc.	3,070	3,755,063
Total South Korea		13,615,438

Spain — 3.0%
Technology — 3.0%
Indra Sistemas S.A.	39,726	2,824,123
Total Spain		2,824,123

Switzerland — 8.6%
Health Care — 2.9%
Novartis A.G.	17,890	2,729,279

Industrials — 2.8%
Flughafen Zurich A.G.	10,019	2,589,229

Real Estate — 2.9%
Swiss Prime Site A.G.	17,769	2,746,888
Total Switzerland		8,065,396

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BANCREEK INTERNATIONAL LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2026

Common Stocks — 99.9% (continued)	Shares	Fair Value
United Kingdom — 10.2%
Communications — 3.1%
Zegona Communications PLC	131,428	$2,908,069

Consumer Staples — 3.0%
Imperial Brands PLC	82,358	2,821,680

Industrials — 4.1%
Rolls-Royce Holdings PLC	184,189	3,821,278
Total United Kingdom		9,551,027

Total Common Stocks
(Cost $89,033,197)		93,185,458

Total Investments — 99.9%
(Cost $89,033,197)		93,185,458

Other Assets in Excess of Liabilities — 0.1%		121,815

Total Net Assets — 100.0%		$93,307,273

A.G.	- Aktiengesellschaft
LTD	- Limited Company
N.V.	- Naamloze Vennootschap
PLC	- Public Limited Company

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